ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES
	December 31, 2021	December 31, 2020
Accrued Wages	$22,950-	$25,654
Accrued Interest and other	135,662	477,941
Accrued Interest and other	$158,612	$503,595